Adam M. Schlichtmann
T +1 617 951 7114
F +1 617 235 7346
adam.schlichtmann@ropesgray.com

July 12, 2016

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	State Street Institutional Investment Trust (the “Registrant”)

File Number: 811-09819

Amendment No. 226 to Registration Statement as filed on Form N-1A

Ladies and Gentlemen:

Enclosed herewith for filing on behalf of the Registrant is Amendment No. 226 to the registration statement on Form N-1A (the “Registration Statement”), which is being filed pursuant to (1) the Investment Company Act of 1940, as amended (the “1940 Act”), and Rule 8b-11 thereunder, and (2) General Instructions B and C to Form N-1A. Amendment No. 226 is being filed for the purpose of ensuring that the State Street International Value Spotlight Fund is registered under the 1940 Act as of July 12, 2016. It is intended that this Amendment No. 226 become effective immediately upon filing in accordance with Section 8 of the 1940 Act.

If you have any questions concerning this filing, please call me directly at (617) 951-7114.

Very truly yours,

/s/ Adam M. Schlichtmann

Adam M. Schlichtmann

Enclosures